Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity
Schedule of shares by class

	Par Value	Authorized	Voting Rights
Subordinate Voting Share (“SVS”)	—	Unlimited	1 vote for each share
Multiple Voting Share (“MVS”)	—	Unlimited	100 votes for each share
Super Voting Share	—	Unlimited	1,000 votes for each share

	Par Value	Authorized	Voting Rights
Subordinate Voting Share (“SVS”)	—	Unlimited	1 vote for each share
Multiple Voting Share (“MVS”)	—	Unlimited	100 votes for each share
Super Voting Share	—	Unlimited	1,000 votes for each share